Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended					3 Months Ended	9 Months Ended
	Oct. 23, 2020	Oct. 22, 2020	Sep. 22, 2020	Jul. 29, 2020	Dec. 17, 2019	Dec. 31, 2019	Sep. 30, 2020
Description of organization and business operations (Textual)
Aggregate share purchase price						$ 25,000
Proposed public offering per unit						$ 10.00	$ 10.00
Business Combination redemptions, description							Business Combination (including as a result of the redemptions described above, the conversion of 4,375,000 outstanding Founder Shares (as defined in Note 5) into shares of Class A common stock on a one-for-one basis, the forfeiture by HCMC Sponsor LLC, a Delaware limited liability company (the "Sponsor") of 1,875,000 Sponsor Contingent Closing Shares, the issuance of 16,800,000 shares of Class A common stock in the PIPE Investment and the issuance of 48,504,895 shares of Class A common stock to pay the stock component of the Merger Consideration to former stockholders, vested option holders and warrant holders of Legacy SOC Telemed in connection with the Closing), there were 76,773,862 shares of Class A common stock issued and outstanding and warrants to purchase 12,850,000 shares of Class A common stock of the Company issued and outstanding.
Initial Public Offering units					25,000,000
Gross proceeds					$ 250,000,000	$ 250,000,000
Transaction costs						14,354,733	$ 14,354,733
Underwriting fees						5,000,000	5,000,000
Deferred underwriting fees			$ 5,000,000			8,750,000	8,750,000
Other offering costs						604,733	$ 604,733
Cash held outside						$ 1,707,027
Business combinations aggregate fair market value, percentage						80.00%
Business combination of voting interest, percentage						50.00%
Trust account per share						$ 10.00
Pro rata portion trust account						$ 10.00
Business combination net tangible assets						$ 5,000,001
Obligation to redeem public shares						100.00%
Aggregate restricted from redeemeble shares						15.00%
Proposed public offering price per unit						$ 10.00
Transaction agreement trust account per shares						$ 10.00
Debt instrument maturity						180 days
Interest expenses						$ 100,000
IPO [Member]
Description of organization and business operations (Textual)
Redeem cash price per share							$ 10.06
Aggregate redemption price							$ 187,200,000
Redemption closing balance							$ 64,300,000
Business combination, description							In addition, approximately $0.3 million remained in the Company's operating account immediately prior to the Closing and approximately $168.0 million in proceeds from the PIPE Investment, as described below, remained in escrow immediately prior to the Closing, which, together with the approximately $3.3 million of cash of Legacy SOC Telemed, was used to pay the approximately $75.1 million cash component of the Merger Consideration to former stockholders, vested option holders and warrant holders of Legacy SOC Telemed in connection with the Closing.
Proposed public offering per unit					$ 10.00
Initial Public Offering units					25,000,000
Gross proceeds					$ 250,000,000
Sponsor [Member]
Description of organization and business operations (Textual)
Sale of units						700,000
Private Placement [Member]
Description of organization and business operations (Textual)
Proposed public offering per unit						$ 10.00	$ 10.00
Initial Public Offering units							700,000
Gross proceeds						$ 7,000,000	$ 7,000,000
Over-Allotment Option [Member]
Description of organization and business operations (Textual)
Proposed public offering per unit					$ 10.00
Initial Public Offering units					3,000,000
Option to purchase an additional units					3,000,000
Class A Common Stock [Member]
Description of organization and business operations (Textual)
Shares issued							18,606,033
Common stock, par value						$ 0.0001	$ 0.0001
Aggregate share issued				16,500,000
Aggregate share purchase price				$ 165,000,000
Class A Common Stock [Member] | Subscription Agreements [Member]
Description of organization and business operations (Textual)
Aggregate share issued	300,000	300,000
Aggregate share purchase price	$ 3,000,000	$ 3,000,000
Aggregate investments	$ 168,000,000	$ 168,000,000
Class A Common Stock [Member] | Sponsor [Member]
Description of organization and business operations (Textual)
Shares issued							39,000,000
Class A Common Stock [Member] | Private Placement [Member]
Description of organization and business operations (Textual)
Shares issued							350,000